The Hartford International Growth Fund Investment Strategy - The Hartford International Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in companies that Wellington Management Company LLP (“Wellington Management”) believes are globally competitive and exhibit the potential for growth. As part of this analysis, Wellington Management seeks to identify companies that it believes exhibit visible and imminent inflection points that can result in earnings growth and margin expansion.Under normal circumstances, the Fund invests at least 65% of its net assets in equity securities, including non-dollar securities, of foreign issuers. The Fund diversifies its investments among a number of different sectors and countries throughout the world, with no limit on the amount of assets that may be invested in each sector or country. Although some consideration is given to ensuring sector and country diversification, allocation of investments among sectors and countries is primarily the result of security selection. The Fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets as a percentage of its net assets up to the greater of: (a) 30% or (b) the weight of emerging markets in the MSCI ACWI ex USA Growth Index plus 15%. The Fund may invest in securities of any market capitalization, but tends to focus on companies with market capitalizations greater than $3 billion. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market. The Fund typically employs a focused portfolio investing style (i.e., a portfolio consisting of a relatively small number of holdings).An issuer is deemed to be a “foreign issuer” if one or more of the following criteria is met: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer is doing a substantial amount of business outside the United States, which the Fund considers to be an issuer that derives at least 50% of its revenues or profits outside the United States or has at least 50% of its sales or assets outside the United States; or (c) the principal trading market for a security of an issuer is located in a foreign country.Effective upon the compliance date of amendments to Rule 35d-1 (currently, March 1, 2027), under normal circumstances, the Fund will invest at least 80% of its assets in securities of growth companies. Wellington Management will determine whether a company is a growth company based on traditional and other measures of growth, such as whether the company is included within a third-party growth index (e.g. MSCI ACWI ex USA Growth Index) and/or whether the company exhibits growth characteristics based on certain metrics, such as earnings per share (EPS) growth and/or revenue growth. A company may be determined to be a growth company under any of these factors.